Property and equipment - Schedule of Expected Amortization Expense for the Next Five Years and Thereafter (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Abstract]
2022	$ 123
2023	124
2024	124
2025	124
2026	124
Thereafter	606
Amortization expense	$ 1,225